Leases - Schedule of Associated Financial Statement (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Assets
Operating lease right-of-use assets, net	$ 8,065	$ 9,918
Liabilities
Operating lease liabilities, current	3,978	4,218
Operating lease liabilities, non-current	$ 3,254	$ 4,719
Weighted average remaining lease term (in years)	3 years	3 years 3 months
Weighted average discount rate (%)	5.85%	5.84%